INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Summary of the differences between the Company's effective tax rate and the statutory federal rate
The table below summarizes the differences between the Company’s effective tax rate and the statutory federal rate as follows for the year ended December 31, 2016 and 2015:

	December 31,	December 31,
	2016	2015
Tax benefit computed at “expected” statutory rate	$(5,316,096)	$(6,502,139)
State income taxes, net of benefit	—	—
Permanent differences:
Stock based compensation and consulting	629,133	18,886
Prior year true-ups	—	833,847
Other	155,300	13,512
Increase in valuation allowance	4,531,663	5,635,894
Net income tax benefit	$—	$—

Summary of the differences between the Company's effective tax rate and the statutory federal rate
The table below summarizes the differences between the Company’s effective tax rate and the statutory federal rate as follows for the year ended December 31, 2016 and 2015:

	December 31,	December 31,
	2016	2015
Computed “expected” tax expense (benefit)	(34.0)%	(34.0)%
State income taxes	0%	0%
Permanent differences	5.02%	4.53%
Change in valuation allowance	28.98%	29.47%
Effective tax rate	0.0%	0.0%

Summary of deferred tax asset
Deferred tax assets:

	December 31,	December 31,
	2016	2015
Net operating loss carryover	$21,486,659	$18,920,702
Stock based compensation	4,422,167	4,986,677
Depreciable and depletable assets	(212,727)	(367,352)
Mining explorations	5,390,018	3,028,546
Capital loss carryforward	1,482,865	1,482,863
Other	28,639	27,062
Less: valuation allowance	(32,597,621)	(28,078,498)
Net deferred tax asset	$—	$—